Customer Rewards Liability - Schedule of Customer Rewards Liability (Details) - USD ($)	6 Months Ended						12 Months Ended
	Jun. 30, 2026		Dec. 31, 2025		Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024
Customer Rewards Liability [Abstract]
Beginning balance	$ 6,872,869		$ 9,369,298		$ 8,569,651		$ 8,569,651	$ 5,333,384
Rewards earned by customers	837,253		1,185,157		1,464,921		2,650,078	2,168,475
Rewards fulfilments	(869,038)	[1]	(1,793,929)	[1]	(1,489,430)	[1]	(3,283,359)	(3,948,545)	[2]
Expired rewards	(83,725)		(118,516)		(146,492)		(265,008)	(203,438)
Remeasurement (gain) loss on customer rewards liability	(2,253,069)		(1,769,141)		970,648		(798,493)	5,219,775
Ending balance	$ 4,504,290		$ 6,872,869		$ 9,369,298		$ 6,872,869	$ 8,569,651

[1]	Rewards fulfillments represent amounts that were distributed to customers to fulfill customer rewards obligations.
[2]	Rewards fulfilments represent amounts that were distributed to customers to fulfill customer rewards obligations.